Other operating expenses - Canada Proposed Plans - Additional Information (Details) £ in Millions, $ in Billions	Dec. 31, 2024 GBP (£)	Oct. 17, 2024 GBP (£)	Oct. 17, 2024 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Other Operating Expenses [Line Items]
Provision for expected liability	£ 7,115			£ 999	£ 1,521
Canada Proposed Plan
Other Operating Expenses [Line Items]
Provision for expected liability	£ 6,203			£ 0
Settlement of tobacco litigation in Canada
Other Operating Expenses [Line Items]
Other provisions		£ 18,000	$ 32.5